Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
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Commitments and Contingencies
29.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Group leases business premises and equipment through non-cancellable operating leases and these operating leases do not contain provisions for contingent lease rentals. None of the rental agreements contain escalation provisions that may require higher future rental payments nor impose restrictions on dividends, additional debt and/or further leasing.

As of December 31, 2017, the Group’s future minimum lease payments under non-cancellable operating leases are as follows:

RMB
2018	20,680
2019	19,563
2020	16,730
2021	6,631
2022	3,376
Thereafter	2,786

Total minimum lease payments	69,766

Total rental expense in respect of operating leases charged to profit or loss for the years ended December 31, 2015, 2016 and 2017 were RMB10,329 ,RMB21,240 and RMB25,493, respectively.

Capital commitments

As of December 31, 2017, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	346
- telecommunications network plant and equipment	10,900

11,246

Contingent liabilities

(a)	The Group was advised by their PRC lawyers that no material contingent liabilities were assumed by the Group.

(b)	As of December 31, 2016 and 2017, the Group did not have contingent liabilities in respect of guarantees given to banks in respect of banking facilities granted to other parties, or other forms of contingent liabilities.

Legal contingencies

The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavorable outcome of such contingencies, lawsuits or other proceedings and based on such assessment, believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.